COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments under Non-cancelable Operating Lease Agreements

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2012 are as follows:

Year Ending December 31,	Minimum Lease Payment
2013	$9,116
2014	8,623
2015	7,339
2016	7,247
2017 and thereafter	17,689